K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Tel.: (617) 261-3246
Fax.: (617) 261-3175

January 15, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Eaton Vance Tax-Advantaged Absolute Return Fund
Registration Statement on Form N-2 (333- ; 811-22380)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Eaton Vance Tax-Advantaged Absolute Return Fund (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $71.30 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Fund’s investment objective is to provide tax-advantaged absolute return. The Fund uses a tax-advantaged income strategy (the “Core Strategy”) and an options-based return enhancement strategy (the “Enhancement Strategy”) to pursue its investment objective. By combining these two strategies, the Fund seeks to provide investors with a portfolio that will generate attractive after-tax returns with low volatility and low correlation to stock and bond market returns. Under normal market circumstances, the Fund’s investment program will consist of (1) investing in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), direct obligations of the U.S. Treasury (“Treasury Securities”) and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises (“Agency Securities”) and (2) employing an options strategy that consists of writing a series of call spreads and put spreads on the S&P 500 Composite Stock Price Index (the “S&P 500”), the SPDR Trust Series 1 (“SPDRs”) and/or another proxy for the S&P 500.

The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus at the end of February 2010. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano
Clair E. Pagnano